Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Office Rental
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	¥ 184,414	$ 26,822
2020	76,714	11,158
2021	63,130	9,182
2022	52,067	7,573
2023 and thereafter	65,662	9,549
Total operating lease payments	441,987	64,284
Bandwidth Rental
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	596,473	86,753
2020	58,279	8,476
2021	36,658	5,333
2022	25,770	3,748
2023 and thereafter	25,770	3,748
Total operating lease payments	¥ 742,950	$ 108,058